Net sales - Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 40,418,596	R$ 43,950,742	R$ 39,468,497
Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(10,564)	(61,433)	(61,292)
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,505,225	27,650,002	26,304,981
Goods or services transferred at point in time [member] | Natural gas distribution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,844,764	16,186,692	15,737,450
Goods or services transferred at point in time [member] | Lubricants, base oil and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,812,257	9,424,869	9,285,675
Goods or services transferred at point in time [member] | Lease and sale of property
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	653,785	1,441,809	743,411
Goods or services transferred at point in time [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,194,419	596,632	538,445
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,923,935	16,362,173	13,224,808
Goods or services transferred over time [member] | Railroad transportation services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,053,660	13,251,052	10,379,017
Goods or services transferred over time [member] | Container operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	794,116	685,337	558,699
Goods or services transferred over time [member] | Construction revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,568,285	1,602,284	1,494,141
Goods or services transferred over time [member] | Other services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 507,874	R$ 823,500	R$ 792,951